UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

FORM N-Q

JUNE 30, 2017

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Education - 14.2%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	$2,000,000	$2,248,920
New Jersey State EDA Revenue:
Provident Group, Kean Properties	5.000%	7/1/37	400,000	433,288
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	1,076,650
School Facilities Construction, AGC	5.500%	12/15/34	45,000	47,266
School Facilities Construction, State Appropriations	5.000%	3/1/29	7,000,000	7,271,670
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,500,000	7,987,950
Stevens Institute of Technology	5.000%	7/1/27	3,725,000	3,725,000
Stevens Institute of Technology	5.000%	7/1/47	2,750,000	3,080,330
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	1,080,000	1,128,028	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	7,080,000	7,297,851	(a)

Total Education				34,296,953

Health Care - 14.7%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	2,885,000	2,947,258
Bancroft Neurohealth Project	5.000%	6/1/41	1,325,000	1,347,803
New Jersey State Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.250%	11/15/29	6,960,000	7,705,346
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	2,001,335
St. Joseph’s Healthcare System Obligated Group	5.000%	7/1/36	1,000,000	1,085,070
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,225,840
University Hospital, AGM	5.000%	7/1/46	5,750,000	6,287,683
Virtua Health Inc.	5.750%	7/1/33	10,000,000	10,875,900

Total Health Care				35,476,235

Housing - 2.6%
New Jersey State EDA Revenue, Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,132,280
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.750%	11/1/38	3,895,000	4,027,586

Total Housing				6,159,866

Industrial Revenue - 13.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	800,000	872,192	(a)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,472,100	(a)
Continental Airlines Inc. Project	5.500%	6/1/33	2,000,000	2,201,820	(a)
Municipal Loan Pool, AGM	5.400%	11/15/20	725,000	727,240
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,837,784	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	13,000,000	14,644,760
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	5,000,000	5,441,650	(a)

Total Industrial Revenue				33,197,546

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 9.3%
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	$11,500,000	$6,185,965
Transportation System	5.250%	12/15/23	2,000,000	2,189,380
Transportation System	5.875%	12/15/38	11,000,000	11,515,900
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Refunding, Additional Newark Redevelopment Project, NATL	5.250%	1/1/23	2,130,000	2,437,934

Total Leasing				22,329,179

Local General Obligation - 1.7%
Bayonne, NJ, GO, BAM, Qualified General Improvement	5.000%	7/1/39	2,000,000	2,239,400
Jersey City, NJ, GO	5.000%	11/1/31	450,000	534,047	(b)
Jersey City, NJ, GO	5.000%	11/1/33	400,000	470,804	(b)
Jersey City, NJ, GO	5.000%	11/1/37	750,000	871,920	(b)

Total Local General Obligation				4,116,171

Other - 0.2%
New Jersey EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	281,000	281,717
Department of Human Services, Pooled Financing	5.200%	7/1/32	279,000	279,446

Total Other				561,163

Power - 0.7%
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	1,600,000	1,640,144	(a)

Pre-Refunded/Escrowed to Maturity - 14.6%
New Jersey State EDA Revenue, School Facilities Construction, AGC	5.500%	12/15/34	2,620,000	2,787,156	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	11,189,600	(c)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/37	3,000,000	3,552,420	(c)
Catholic Health East	5.250%	11/15/29	2,040,000	2,309,668	(c)
Hackensack University Medical Center, AGC	5.250%	1/1/31	3,850,000	3,930,658	(c)
Hackensack University Medical Center, AGC	5.250%	1/1/36	4,250,000	4,339,037	(c)
Robert Wood Johnson University Hospital	5.000%	7/1/31	6,570,000	7,188,171	(c)

Total Pre-Refunded/Escrowed to Maturity				35,296,710

Special Tax Obligation - 2.8%
Guam Government Limited, Obligation Revenue	5.000%	12/1/46	2,000,000	2,175,000
New Jersey State EDA Revenue	5.000%	6/15/24	1,460,000	1,592,437
New Jersey State EDA Revenue	5.000%	6/15/28	2,000,000	2,144,400
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	250,000	198,750
Matching Fund Loan	6.000%	10/1/39	1,000,000	740,000

Total Special Tax Obligation				6,850,587

State General Obligation - 4.8%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	10,000,000	11,443,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 15.8%
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/42	$3,500,000	$4,041,345
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,671,630	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	2,180,000	2,264,497
Transportation Program	5.000%	6/15/45	3,000,000	3,064,980
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	5,000,000	5,225,300
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	12,000,000	12,584,520
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	1,000,000	1,108,090
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	7,080,000	8,183,489	(d)

Total Transportation				38,143,851

Water & Sewer - 3.3%
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	4,900,000	5,259,758
Kearny, NJ, Municipal Utilities Authority Revenue, NATL, FGIC	7.300%	11/15/18	300,000	314,601
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	2,250,000	2,448,067	(a)

Total Water & Sewer				8,022,426

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,451,750)				237,533,831

SHORT-TERM INVESTMENTS - 1.0%
MUNICIPAL BONDS - 1.0%
Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.020%	11/1/22	335,000	335,000	(e)(f)

Health Care - 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.900%	7/1/36	50,000	50,000	(e)(f)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.900%	7/1/36	1,100,000	1,100,000	(e)(f)

Total Health Care				1,150,000

Industrial Revenue - 0.1%
Lower Neches Valley Authority, TX, IDC Revenue, ExxonMobil	0.910%	3/1/33	100,000	100,000	(a)(e)(f)

Water & Sewer - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	1.100%	6/15/32	700,000	700,000	(e)(f)

TOTAL MUNICIPAL BONDS (Cost - $2,285,000)				2,285,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $12,241)	0.935%		12,241	12,241

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,297,241)				2,297,241

TOTAL INVESTMENTS - 99.5% (Cost - $227,748,991#)				239,831,072
Other Assets in Excess of Liabilities - 0.5%				1,276,886

TOTAL NET ASSETS - 100.0%				$241,107,958

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is purchased on a when-issued basis.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
IDC	— Industrial Development Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	42	9/17	$6,386,627	$6,454,875	$68,248

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$237,533,831	—	$237,533,831
Short-Term Investments†:
Municipal Bonds	—	2,285,000	—	2,285,000
Money Market Funds	$12,241	—	—	12,241

Total Short-Term Investments	12,241	2,285,000	—	2,297,241

Total Investments	$12,241	$239,818,831	—	$239,831,072

Other Financial Instruments:
Futures Contracts	68,248	—	—	68,248

Total	$80,489	$239,818,831	—	$239,899,320

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,015,888
Gross unrealized depreciation	(1,933,807)

Net unrealized appreciation	$12,082,081

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017